STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
STOCKHOLDERS' EQUITY

NOTE 7 - STOCKHOLDERS' EQUITY

The Company has two classes of capital stock: common and preferred. As of December 31, 2011, the Company had 100,000,000 shares of common stock authorized and 5,000,000 shares of preferred stock authorized both at $0.001 par value per share.

On July 18, 2011, the Company filed a Certificate of Amendment to its Restated Certificate of Incorporation effecting a reverse stock split of its outstanding shares of common stock at a ratio of 1-for-100 shares (the “Reverse Split”). The Certificate of Amendment provided that each 100 outstanding shares of the Company’s common stock would be exchanged and combined, automatically, without further action, into one share of common stock. Following the implementation of the Reverse Split, the number of authorized shares of common stock that we are authorized to issue from time to time is 100,000,000 shares. The Reverse Split became effective on July 18, 2011 and has been reflected in this Annual Report on Form 10-K. On August 3, 2011, our common stock began to trade on the NASDAQ Capital Market under our new ticker symbol “AMBT.”

Securities Purchase Agreements and Warrants

On November 16, 2009, we and Vicis entered into an agreement, which was subsequently amended in January 2010, pursuant to which Vicis furnished to us access to an $8,000,000 equity based credit line. Pursuant to the arrangement, Vicis deposited into an escrow account $8,000,000. From time to time as our cash resources fell below $1,500,000 (the ‘‘Cash Balance Condition Precedent”), we were entitled to receive $500,000 from the account in consideration of which we would issue to Vicis 50,000 shares of common stock and warrants for a corresponding number of shares of common stock. Between January 19 and December 29, 2010, we effected six draw-downs in the amount of the $3,000,000 and issued 300,000 shares of our common stock.

On December 30, 2010, we and Vicis further amended the arrangement described above (“2nd Amendment”) pursuant to which Vicis applied the $5 million then remaining in the escrow account to the purchase of Company securities (the “Investment”). Vicis made the Investment despite the fact that the Cash Balance Condition Precedent had not been met. In consideration of the Investment, we issued to Vicis 500,000 shares of our common stock as well as Series G Warrants to purchase, over a two year period from the date of issuance, an additional 500,000 share of common stock. Under the terms of the 2nd Amendment, the per share exercise price of the Series G Warrants issuable in connection with the Investment was set at $20.00 (rather than the $25.00 per share exercise price provided under the original terms of the agreement).

Warrant Modification

In May 2006, the Company raised net proceeds of approximately $9.0 million in a private placement of $10,000,000 in principal amount of its two-year 8% Convertible Debentures (the "2006 Debentures"). The balance was repaid in its entirety by January 2008. Investors in the private placement also received Class A warrants, exercisable through June 30, 2009, to purchase up to 333,333 shares of the Company's Common Stock at a per share exercise price of $20.00 and Class B warrants, exercisable through June 30, 2011, to purchase up to 333,333 shares of the Company’s Common Stock at a per share exercise price of $25.00.

In connection with the placement of the 2006 Debentures, the Company issued to a registered broker dealer that acted as placement agent warrants consisting of (x) warrants to purchase an aggregate of 66,667 shares of Common Stock having an initial exercise price equal to $15.00, (y) warrants to purchase an aggregate of 33,333 shares of Common Stock having an initial exercise price equal to $20.00, and (z) warrants to purchase an aggregate of 33,333 shares of Common Stock having an initial exercise price equal to $25.00. Except as specifically noted, these warrants otherwise are on substantially the same terms and conditions as the investor warrants.

On June 30, 2009, the Company modified the terms of the expiring Class A warrants. Under the new terms the warrants were exercisable though August 31, 2009 and the exercise prices were reduced from $20.00 to $15.00 per share. The Company valued the warrant modification at approximately $1.1 million using the Black-Scholes pricing model and the following assumptions: contractual term of 0.167 years, an average risk-free interest rate of 0.19% a dividend yield of 0% and volatility of 93%, and is reflected as interest expense during the period ended December 31, 2009

As of December 31, 2011, we had outstanding warrants to purchase approximately 1.1 million shares of common stock with a weighted average exercise price of approximately $16.61 per share, of which approximately outstanding warrants to purchase 955,000 shares of common stock are held by Vicis with a weighted average exercise price of approximately $18.89 per share, and the remaining warrants have a weighted average exercise price of approximately $3.68 per share.